COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) MW MBbls	Dec. 31, 2017 CAD ($)
Disclosure of contingent liabilities [line items]
Letters of credit outstanding, amount | $	$ 69	$ 26
Natural Gas | Minimum
Disclosure of contingent liabilities [line items]
Commitments maturity, term	1 year
Natural Gas | Maximum
Disclosure of contingent liabilities [line items]
Commitments maturity, term	10 years
Natural Gas | Not More than Nine Years | Minimum
Disclosure of contingent liabilities [line items]
Commitments, quantity secured	24
Natural Gas | Not More than Nine Years | Maximum
Disclosure of contingent liabilities [line items]
Commitments, quantity secured	105
Electrical Power | Minimum
Disclosure of contingent liabilities [line items]
Commitments maturity, term	1 year
Electrical Power | Maximum
Disclosure of contingent liabilities [line items]
Commitments maturity, term	25 years
Electrical Power | Not More than Twenty Five Years | Maximum
Disclosure of contingent liabilities [line items]
Daily power required | MW	59